Annual Total Returns [BarChart] - BlackRock Government Money Market V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	none
Annual Return 2012	none
Annual Return 2013	none
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.13%
Annual Return 2017	0.65%
Annual Return 2018	1.61%
Annual Return 2019	1.98%
Annual Return 2020	0.34%